Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

The Company has evaluated subsequent events through May 24, 2021 which is the date the financial statements were available to be issued and the following events after year end occurred:

●	On April 1, 2021 26,000 warrants were exercised at $0.20 per warrant for 26,000 common shares.
●	On April 4, 2021 the Company issued 67,000 common shares to an employee for services rendered to the Company.
●	On April 14, 2021 the Company entered into a consulting agreement for a duration of 18 months for 1,500,000 common shares at $0.10 per share.
●	On April 29, 2021 the Company issued 1,850,000 which will be returned and cancelled.
●	On May 3, 2021 the Company sold an aggregate of 10,000,000 units to a private investor for $0.10 per unit, for a total purchase price of $1,000,000. Each unit consists of one share of Common Stock and one (1) warrant to purchase two (2) shares of Common Stock for $0.20 per Warrant Share from the date of issuance until November 3, 2022.
●	On May 10, 2021, the Company issued an aggregate of 34,350,697 shares of Common Stock, to Steve Rossi, the Company’s Chief Executive Officer and Director, in connection with his Employment Agreement in consideration for Mr. Rossi agreeing to amend the Series A Certificate of Designation to eliminate the Series A Preferred Stock conversion rights.
●	Refer to note 6 for additional subsequent event.

25. Subsequent Events

The Company has evaluated subsequent events through March 31, 2021 which is the date the financial statements were available to be issued and the following events after year end occurred:

●	In January and February 2021 in connection with the Company’s Reg-A public offering the Company issued an additional 30,033,199 shares of common stock at $0.10 per share and warrants exercisable for a period of 12 months at $0.20 per warrant for one common share.
●	On January 8, 2021 the Company issued 3,000,000 shares of common stock for consulting services valued at $0.10 per share.
●	On January 14, 2021 the Company entered into an amended advisory agreement for the following:
	○	$5,000 per month
	○	Make available for the purchase of an additional 150,000 shares of common stock for a total of 250,000 shares of common stock at $0.0001
	○	Issuance of an additional 100,000 warrants for a total of 250,000 warrants exercisable for a period of five years at $0.20 per share.

●	On January 15, 2021 the Company entered into a consulting service agreement for a duration of 18 months for 2,000,000 shares of common stock at $0.13 per share.
●	During the month of February 2021, 12,284,800 warrants were exercised at $0.20 per warrant for 12,284,800 shares of common stock at a value of $2,455,960.
●	On February 15, 2021 the Company signed an advertising and promotion agreement for a duration of three months at $10,000 per month for advertising and promotion services.
●	On February 15, 2021 the Company entered into a service agreement with a consultant to develop and provide Sales CRM system to the Company for 5,000,000 shares of common stock at $0.23 per share.
●	On March 3, 2021 the Company signed a consulting agreement with a third party to assist the Company in developing manufacturing processes of new products for 200,000 shares of common stock valued at $20,000.
●	On March 12, 2021 the Company entered into a strategic advisory and digital marketing service agreement for a duration of 12 months for 200,000 shares of common stock.
●	On March 19, 2021 the Company issued to Leonite 790,243 shares of common stock through the exercise of 790,243 of its 900,000 warrants on a cashless exercise.
●	Subsequent to year ended the Company entered into private placement agreements issuing 11,368,800 shares of common stock and warrants at $0.10 per share with an exercise price of $0.20 per warrant for one shares of common stock over a period of 18 months. As of the date of this financial statement 9,060,000 shares of common stock have been issued.
●	Refer to note 7, 8, 9 and 20 for additional subsequent events.